Inventories (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Inventories

Inventories consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Raw materials, components and consumables	US$	693.1	Rs.	45,175.0	Rs.	34,220.0
Work-in-progress		620.4		40,431.7		36,425.6
Finished goods		5,196.6		338,689.5		282,308.2

Total	US$	6,510.1	Rs.	424,296.2	Rs.	352,953.8